Provision for Income Taxes Tax Provison (Benefit) Table (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current :
Federal	$ (9)	$ (17)	$ 91
State	2	7	17
Foreign	10	(13)	40
Total	3	(23)	148
Deferred:
Federal	1,108	348	220
State	119	40	(13)
Foreign	19	36	5
Total	1,246	424	212
Provision (benefit) for income taxes	$ 1,249	$ 401	$ 360